Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Disclosure In Tabular Form Of Allowances For Credit Losses And Provision For Credit Losses (Detail) - JPY (¥)
¥ in Millions
		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure in Tabular Form of Allowances for Credit Losses and Provision for Credit Losses [Abstract]
Net investment in leases, provision for credit loss		¥ 4,933	¥ 4,934	¥ 3,064
Installment loans, provision for credit loss		18,359	8,140	17,588
Subtotal in the above table, provision for credit loss		23,292	13,074	20,652
Other financial assets measured at amortized cost, provision for credit loss		1,482	179	311
Total in the above table, provision for credit loss		24,774	13,253	20,963
Off-balance sheet credit exposures, provision for credit loss	[1]	7,211	5,297	(440)
Available-for-sale debt securities, provision for credit loss	[2]	2,032	173	445
Amount reported on the consolidated financial statements, provision for credit loss		¥ 34,017	¥ 18,723	¥ 20,968

[1]	The allowance for off-balance sheet credit exposure were ¥5,116 million, ¥9,766 million and ¥17,676 million as of March 31, 2024, 2025 and 2026, respectively, and the amounts are recorded in “Other liabilities” on the consolidated balance sheets. For further information, see Note 31 “Commitments, Guarantees and Contingent Liabilities.”
[2]	The allowance for available-for-sale debt securities were ¥634 million ¥670 million and ¥3,505 million as of March 31, 2024, 2025 and 2026, respectively, and the amounts are recorded as a reduction in “Investments in securities” on the consolidated balance sheets. For further information, see Note 9 “Investment in Securities.”